Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions
Related Party Transactions

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On February 15, 2018, the Founders purchased an aggregate of 5,750,000 shares (the “Founder Shares”) of the Company’s common stock, par value $0.0001, for an aggregate purchase price of $25,000, or approximately $0.004 per share. The Sponsor and Cowen Investments purchased 4,301,000 and 1,449,000 of the Founder Shares, respectively. In March 2018, the Sponsor transferred 15,000 Founder Shares to each of its initial director nominees. In April 2018, the sponsor forfeited 435,606 Founder Shares and the Anchor Investor purchased 435,606 Founder Shares for an aggregate purchase price of $1,894, or approximately $0.004 per share. In May 2018, Cowen Investments forfeited 287,500 Founder Shares, which were subsequently purchased by the Sponsor and the Anchor Investor. Additionally, in May 2018, the Sponsor purchased 254,829 Founder Shares for an aggregate purchase price of $1,108, or approximately $0.004 per share, and the Anchor Investor purchased 32,671 Founder Shares for an aggregate purchase price of $142, or approximately $0.004 per share.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination and (B) subsequent to the Initial Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Units

Simultaneously with the initial public offering, the Founders and Anchor Investor purchased an aggregate of 890,000 Private Placement Units  (including 90,000 Private Placement Units in connection with the exercise of the over-allotment option) at a price of $10.00 per Private Placement Unit ($8,900,000 in the aggregate) in a private placement. Each Private Placement Unit consists of one share of common stock (such shares of common stock included in the Private Placement Units, the “Private Shares”) and one redeemable warrant (each, a “Private Warrant”). Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 6). Proceeds from the Private Placement Units were added to the proceeds from the initial public offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in trust will be part of the liquidating distribution to the public stockholders, and the Private Warrants will expire worthless. The Private Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Founders or their permitted transferees.

The Founders and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units or the securities underlying the Private Placement Units until the earlier to occur of: (A) one year after the completion of the Initial Business Combination and (B) subsequent to the Initial Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

A fund affiliated with P. Schoenfeld Asset Management LP, which is referred to as the “forward purchase investor,” is a member of the Sponsor and has entered into a contingent forward purchase agreement with the Company (the “forward purchase agreement”) which provides for the purchase by the forward purchase investor of 2,500,000 forward purchase shares, plus one of the Company’s redeemable warrants for each forward purchase share, for total gross proceeds of up to $25,000,000. These shares and warrants will be purchased in a private placement to close simultaneously with the consummation of the Company’s Initial Business Combination. These issuances will be made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act.

While the Company may elect to have the forward purchase investor purchase no securities under the contingent forward purchase agreement, if the Company requests that the forward purchase investor purchase securities and the forward purchase investor defaults on such purchase or the forward purchase investor exercises its right of refusal contained in the forward purchase agreement, the forward purchase investor will forfeit up to all of its ownership interest in the Sponsor related to Founder Shares, and the Sponsor will have the right to redeem the forward purchase investor’s remaining ownership interest in the Sponsor at the original purchase price.

Related Party Loans

On March 12, 2020, Cowen Investments II, LLC agreed to loan the Company an aggregate of up to $422,000 to cover expenses related to the Proposed Business Combination pursuant to a promissory note (the “Promissory Note”). The Promissory Note is non-interest bearing and is due in full on the earlier of September 12, 2020 or the date the Company completes or terminates the Business Combination Agreement. As of March 31, 2020, the Company had an outstanding balance of $422,000 under the Promissory Note. As of December 31, 2019, there was no related party loan outstanding.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into additional units of the post Business Combination entity at a price of $10.00 per unit. The securities would be identical to the Private Placement Units. To date, the Company had no borrowings under the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

Administrative Support Agreement

The Company entered into an agreement, commencing on the effective date of the initial public offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space and general administrative services. The Company accrued $30,000 and $195,000 for office space and general administrative services as of March 31, 2020 and December 31, 2019, respectively. During the three months ended March 31, 2020, the Company paid $195,000 for office space and general administrative services included in general and administrative expenses in the condensed statement of operations.

The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers, directors or their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on the Company’s behalf.

NOTE 4—RELATED PARTY TRANSACTIONS

Founder Shares

On February 15, 2018, the Founders purchased an aggregate of 5,750,000 shares (the “Founder Shares”) of the Company’s common stock, par value $0.0001, for an aggregate purchase price of $25,000, or approximately $0.004 per share. The Sponsor and Cowen Investments purchased 4,301,000 and 1,449,000 of the Founder Shares, respectively. In March 2018, the Sponsor transferred 15,000 Founder Shares to each of its initial director nominees. In April 2018, the sponsor forfeited 435,606 Founder Shares and the Anchor Investor purchased 435,606 Founder Shares for an aggregate purchase price of $1,894, or approximately $0.004 per share. In May 2018, Cowen Investments forfeited 287,500 Founder Shares, which were subsequently purchased by the Sponsor and the Anchor Investor. Additionally, in May 2018, the Sponsor purchased 254,829 Founder Shares for an aggregate purchase price of $1,108, or approximately $0.004 per share, and the Anchor Investor purchased 32,671 Founder Shares for an aggregate purchase price of $142, or approximately $0.004 per share.

The VectoIQ Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Units

Simultaneously with the initial public offering, the Founders and Anchor Investor purchased an aggregate of 890,000 Private Placement Units (including 90,000 Private Placement Units in connection with the exercise of the over-allotment option) at a price of $10.00 per Private Placement Unit ($8,900,000 in the aggregate) in a private placement. Each Private Placement Unit consists of one share of common stock (such shares of common stock included in the Private Placement Units, the “Private Shares”) and one redeemable warrant (each, a “Private Warrant”). Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 6). Proceeds from the Private Placement Units were added to the proceeds from the initial public offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in trust will be part of the liquidating distribution to the public stockholders, and the Private Warrants will expire worthless. The Private Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Founders or their permitted transferees.

The Founders and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units or the securities underlying the Private Placement Units until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

A fund affiliated with P. Schoenfeld Asset Management LP, which is referred to as the “forward purchase investor,” is a member of the Sponsor and has entered into a contingent forward purchase agreement with the Company (the “forward purchase agreement”) which provides for the purchase by the forward purchase investor of 2,500,000 forward purchase shares, plus one of the Company’s redeemable warrants for each forward purchase share, for total gross proceeds of up to $25,000,000. These shares and warrants will be purchased in a private placement to close simultaneously with the consummation of the Company’s initial business combination. These issuances will be made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act.

While the Company may elect to have the forward purchase investor purchase no securities under the contingent forward purchase agreement, if the Company requests that the forward purchase investor purchase securities and the forward purchase investor defaults on such purchase or the forward purchase investor exercises its right of refusal contained in the forward purchase agreement, the forward purchase investor will forfeit up to all of its ownership interest in the Sponsor related to Founder Shares, and the Sponsor will have the right to redeem the forward purchase investor’s remaining ownership interest in the Sponsor at the original purchase price.

Related Party Loans

On March 1, 2018, the Sponsor agreed to loan the Company an aggregate of up to $100,000 to cover expenses related to the initial public offering pursuant to a promissory note. Also, on March 1, 2018, Cowen Investments, LLC agreed to loan the Company an aggregate of up to $100,000 to cover expenses related to the initial public offering pursuant to a second promissory note on the same terms as the loan provided by the Sponsor. These loans are non-interest bearing and were repaid with the proceeds from the initial public offering. At December 31, 2019 and 2018, there is no related party loan outstanding.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into additional units of the post Business Combination entity at a price of $10.00 per unit. The securities would be identical to the Private Placement Units. To date, the Company had no borrowings under the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

Administrative Support Agreement

The Company entered into an agreement, commencing on the effective date of the initial public offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of $10,000 per month for office space and general administrative services. At December 31, 2019 and 2018, the Company accrued $195,000 and $75,000 for office space and general administrative services, respectively.

The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers, directors or their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on the Company’s behalf.